Summary of significant accounting policies (Details)	6 Months Ended
Mar. 31, 2023
Property and buildings
Property plant and equipment useful life	20 years
Machinery and equipment
Property plant and equipment useful life	10 years
Vehicles
Property plant and equipment useful life	4 years
Office equipment | Minimum [Member]
Property plant and equipment useful life	3 years
Office equipment | Maximum [Member]
Property plant and equipment useful life	5 years